Equity - Noncontrolling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity
Balance at the beginning of year	$ 5,023	$ (1,743)	$ (4,261)
Equity attributable to non-controlling interests
Loss for the year	(2,961)	(1,974)	(2,570)
Transfer of financial liability to noncontrolling interests	0	0	5,071
Changes in fair value of financial assets	(2)	(2)	(5)
Remeasurement of defined benefit pension plans	5	(1)	17
Share-based compensation expenses	38	8	5
New shares issued by subsidiary	0	8,695
Purchase of subsidiary shares from noncontrolling interests	175	0
Exchange differences arising on translation of foreign operations	0	44
Declaration of cash dividends	(20)	(4)	0
Balance at the end of year	$ 2,258	$ 5,023	$ (1,743)